Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $1.00 per share, to be issued under the Second Amended and Restated 2019 Director Fee Plan
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	28.05
Maximum Aggregate Offering Price	$ 7,012,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 968.43
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also be deemed to cover any additional securities to be offered or issued in connection with the provisions of the above-referenced plans, which provide for adjustments in the amount of securities to be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) and based upon the average of the high and low sale prices for the Class A Common Stock as quoted on the Nasdaq Global Select Market on April 27, 2026.